As filed with the Securities and Exchange Commission on November 14, 2012

1933 Act Registration No. 33-37928; 1940 Act Registration No. 811-6259

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 38	☒

STRATUS FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 82535

Lincoln, Nebraska 68501-2535

(Address of Principal Executive Offices)

(888) 769-2362

(Registrant’s Telephone Number, including Area Code)

Jon C. Gross

Stratus Fund, Inc.

P.O. Box 82535

Lincoln, Nebraska 68501-2535

(Name and Address of Agent for Service)

Copies of all communications to:

Paul W. Scott

Ballard Spahr LLP

1225 17th Street, Suite 2300

Denver, Colorado 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on (date) pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, State of Nebraska, on the 14th day of November 2012.

STRATUS FUND, INC.

By:	/s/ Jon C. Gross
Jon C. Gross, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

By:	/s/ Jon C. Gross Jon C. Gross	Director, President (principal executive officer)	November 14, 2012

By:	/s/ Jeffrey Jewell Jeffrey Jewell	Vice President, Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	November 14, 2012

By:	/s/ Dr. Paul Hoff Dr. Paul Hoff	Director	November 14, 2012

By:	/s/ Edson L. Bridges III Edson L. Bridges III	Director	November 14, 2012

By:	/s/ Thomas C. Smith Thomas C. Smith	Director	November 1, 2012

By:	/s/ James DeMars James DeMars	Director	November 14, 2012

EXHIBIT INDEX

XBRL	Instance Document	EX-101.INS
XBRL	Taxonomy Extention Schema Document	EX-101.SCH
XBRL	Taxonomy Extention Definition Linkbase Document	EX-101.DEF
XBRL	Taxonomy Extention Labels Linkbase Document	EX-101.LAB
XBRL	Taxonomy Extention Presentation Linkbase Document	EX-101.PRE

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